Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Federal Home Loan Bank Additional Borrowings Capacity		$ 94,100	$ 60,800
Loans Pledged as Collateral		121,600	122,600
Cash Management Lines OfCredit Additional Borrowings		15,000
Securities Sold under Agreements to Repurchase	$ 12,346	11,085	9,393
Security Owned and Pledged as Collateral, Fair Value		$ 18,400	$ 13,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		5.15%
Maximum [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		6.65%
Maximum [Member] | Federal Home Loan Bank Advances Three Member [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		6.65%
Minimum [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		3.15%
Minimum [Member] | Federal Home Loan Bank Advances Three Member [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		3.08%
Weighted Average [Member] | Federal Home Loan Bank Advances One Member [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		1.52%
Weighted Average [Member] | Federal Home Loan Bank Advances Two Member [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		0.74%
Weighted Average [Member] | Federal Home Loan Bank Advances Three Member [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		3.93%